NEWBUILDINGS - Movement in Newbuilding Balance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Movement In Newbuilding Balance [Roll Forward]
New building installments, beginning balance		$ 91,898
Installments paid		172,892
Transfer to vessels and equipment		219,504
Newbuildings
Movement In Newbuilding Balance [Roll Forward]
New building installments, beginning balance	$ 54,777
Installments paid	94,675
Capitalized interest expense	2,152	5,194
Other	2,233	4,297
Transfer to vessels and equipment	(153,837)
New building installments, ending balance	$ 0	$ 54,777